Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets Parenthetical
Allowance for doubtful accounts	$ 108,067	$ 65,975	$ 44,700
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	22,237,762	16,319,878	3,869,688
Common stock, shares outstanding	22,237,762	16,319,878	3,869,688